Costs and expenses by nature (Details 1) - Selling Expenses [Member] - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Materials, third-party services, freight, rent and other related costs	$ (1,071)	$ (1,069)	$ (1,966)	$ (2,189)
Depreciation, depletion and amortization	(171)	(166)	(340)	(339)
Reversal (allowance) for expected credit losses	(14)	2	(10)	(8)
Employee compensation	(30)	(35)	(60)	(65)
Total	$ (1,286)	$ (1,268)	$ (2,376)	$ (2,601)